Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of Allowance for Doubtful Accounts	The following table summarizes the activity in our allowance for doubtful accounts for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Allowance for doubtful accounts, beginning of year	$4,085	$2,911	$1,763
Cumulative effect of adoption of ASU No. 2016-13	435	—	—
Provisions charged to expense	1,840	1,355	1,937
Amounts written off	(1,922)	(152)	(744)
Other, including fluctuations in foreign exchange rates	121	(29)	(45)
Allowance for doubtful accounts, end of year	$4,559	$4,085	$2,911